Related party transactions - Transactions with Cobega Companies (Details) - Cobega Companies - Entities with joint control or significant influence over entity - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 2	€ 1	€ 1
Amounts affecting cost of sales	(76)	(49)	(43)
Amounts affecting operating expenses	(17)	(11)	(8)
Total net amount affecting the consolidated income statement	(91)	(59)	€ (50)
Amounts due from Cobega	3	2
Amounts payable to Cobega	€ 24	€ 19